Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information

	Years ended December 31,
	2019	2018	2017
	(In thousands)
Supplemental disclosure
Cash payments for:
Income tax paid	$226	$176	$350
	$226	$176	$350

Schedule for noncash operating activities
Adoption of ASC 842 leases - Operating leases	$17,658	$—	$—
	$17,658	$—	$—

Schedule for noncash investing activities
Unpaid property, plant, and equipment received	$2,571	$1,288	$602
	$2,571	$1,288	$602

Schedule for noncash financing activities
Conversion of VGH, LLC membership units to VGH, Inc. common stock	$114,648	$—	$—
Unpaid transaction costs	$4,875	$—	$—
Adoption of ASC 842 leases - Finance leases	430	—	—
	$119,953	$—	$—